FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 43,019	$ 28,632
Financial liabilities	1,992	1,808
Financial liabilities at fair value through profit or loss: Derivatives instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8	32
Financial liabilities measured at amortized cost: Bank loans and capital leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,984	1,776
Financial assets at fair value: Marketable securities (equity and debt) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,663	1,490
Financial assets at fair value through- Available for sale debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,597	9,164
Derivatives instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,539	7,891
Financial assets at cost - Short term bank deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 24,220	$ 10,087